Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Organization and Description of the Business

1. Organization and Description of the Business

Greenwich LifeSciences, Inc. (the “Company”) was incorporated in the state of Delaware in 2006 under the name Norwell, Inc. In March 2018, Norwell, Inc. changed its name to Greenwich LifeSciences, Inc. The Company is developing a breast cancer immunotherapy focused on preventing the recurrence of breast cancer following surgery.

1. Organization and Description of the Business

Greenwich LifeSciences, Inc. (the “Company”) was incorporated in the state of Delaware in 2006 under the name Norwell, Inc. In March 2018, Norwell, Inc. changed its name to Greenwich LifeSciences, Inc. The Company is developing a breast cancer immunotherapy focused on preventing the recurrence of breast cancer following surgery.